Shareholder Report, Holdings (Details)	May 31, 2024
American Funds® Developing World Growth and Income Fund Class 529-A | CDWAX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class 529-A | CDWAX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class 529-A | CDWAX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class 529-A | CDWAX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class 529-A | CDWAX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class 529-A | CDWAX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class 529-A | CDWAX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class 529-A | CDWAX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class 529-C | CDWCX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class 529-C | CDWCX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class 529-C | CDWCX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class 529-C | CDWCX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class 529-C | CDWCX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class 529-C | CDWCX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class 529-C | CDWCX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class 529-C | CDWCX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class 529-E | CDWEX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class 529-E | CDWEX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class 529-E | CDWEX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class 529-E | CDWEX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class 529-E | CDWEX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class 529-E | CDWEX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class 529-E | CDWEX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class 529-E | CDWEX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class 529-F-1 | CDWFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class 529-F-1 | CDWFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class 529-F-1 | CDWFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class 529-F-1 | CDWFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class 529-F-1 | CDWFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class 529-F-1 | CDWFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class 529-F-1 | CDWFX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class 529-F-1 | CDWFX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class 529-F-2 | FWDDX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class 529-F-2 | FWDDX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class 529-F-2 | FWDDX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class 529-F-2 | FWDDX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class 529-F-2 | FWDDX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class 529-F-2 | FWDDX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class 529-F-2 | FWDDX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class 529-F-2 | FWDDX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class 529-F-3 | FWDGX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class 529-F-3 | FWDGX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class 529-F-3 | FWDGX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class 529-F-3 | FWDGX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class 529-F-3 | FWDGX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class 529-F-3 | FWDGX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class 529-F-3 | FWDGX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class 529-F-3 | FWDGX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class 529-T | TWDGX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class 529-T | TWDGX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class 529-T | TWDGX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class 529-T | TWDGX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class 529-T | TWDGX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class 529-T | TWDGX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class 529-T | TWDGX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class 529-T | TWDGX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class A | DWGAX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class A | DWGAX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class A | DWGAX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class A | DWGAX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class A | DWGAX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class A | DWGAX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class A | DWGAX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class A | DWGAX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class C | DWGCX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class C | DWGCX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class C | DWGCX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class C | DWGCX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class C | DWGCX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class C | DWGCX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class C | DWGCX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class C | DWGCX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class F-1 | DWGFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class F-1 | DWGFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class F-1 | DWGFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class F-1 | DWGFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class F-1 | DWGFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class F-1 | DWGFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class F-1 | DWGFX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class F-1 | DWGFX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class F-2 | DWGHX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class F-2 | DWGHX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class F-2 | DWGHX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class F-2 | DWGHX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class F-2 | DWGHX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class F-2 | DWGHX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class F-2 | DWGHX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class F-2 | DWGHX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class F-3 | FDWGX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class F-3 | FDWGX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class F-3 | FDWGX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class F-3 | FDWGX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class F-3 | FDWGX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class F-3 | FDWGX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class F-3 | FDWGX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class F-3 | FDWGX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class R-1 | RDWAX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class R-1 | RDWAX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class R-1 | RDWAX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class R-1 | RDWAX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class R-1 | RDWAX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class R-1 | RDWAX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class R-1 | RDWAX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class R-1 | RDWAX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class R-2 | RDWBX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class R-2 | RDWBX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class R-2 | RDWBX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class R-2 | RDWBX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class R-2 | RDWBX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class R-2 | RDWBX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class R-2 | RDWBX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class R-2 | RDWBX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class R-2E | RDEGX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class R-2E | RDEGX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class R-2E | RDEGX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class R-2E | RDEGX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class R-2E | RDEGX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class R-2E | RDEGX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class R-2E | RDEGX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class R-2E | RDEGX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class R-3 | RDWCX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class R-3 | RDWCX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class R-3 | RDWCX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class R-3 | RDWCX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class R-3 | RDWCX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class R-3 | RDWCX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class R-3 | RDWCX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class R-3 | RDWCX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class R-4 | RDWEX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class R-4 | RDWEX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class R-4 | RDWEX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class R-4 | RDWEX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class R-4 | RDWEX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class R-4 | RDWEX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class R-4 | RDWEX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class R-4 | RDWEX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class R-5 | RDWFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class R-5 | RDWFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class R-5 | RDWFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class R-5 | RDWFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class R-5 | RDWFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class R-5 | RDWFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class R-5 | RDWFX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class R-5 | RDWFX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class R-5E | RDWHX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class R-5E | RDWHX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class R-5E | RDWHX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class R-5E | RDWHX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class R-5E | RDWHX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class R-5E | RDWHX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class R-5E | RDWHX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class R-5E | RDWHX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class R-6 | RDWGX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class R-6 | RDWGX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class R-6 | RDWGX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class R-6 | RDWGX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class R-6 | RDWGX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class R-6 | RDWGX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class R-6 | RDWGX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class R-6 | RDWGX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Developing World Growth and Income Fund Class T | TDWGX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
American Funds® Developing World Growth and Income Fund Class T | TDWGX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds® Developing World Growth and Income Fund Class T | TDWGX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds® Developing World Growth and Income Fund Class T | TDWGX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
American Funds® Developing World Growth and Income Fund Class T | TDWGX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
American Funds® Developing World Growth and Income Fund Class T | TDWGX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds® Developing World Growth and Income Fund Class T | TDWGX [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Developing World Growth and Income Fund Class T | TDWGX [Member] | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%